Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001970544
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42263
Entity Registrant Name	iTonic Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 405
Entity Address, Address Line Two	LongHu Hailanyinqing Industrial Park
Entity Address, Address Line Three	Building 6 No. 8 Beiyuan Xiaojie
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	ITOC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to Form 20-F (this “Amendment”) amends the annual report on Form 20-F of iTonic Holdings Ltd (the “Company” or “our”) for the year ended December 31, 2025, which was filed with the U.S. Securities and Exchange Commission on March 30, 2026 (the “Original Report”). This Amendment is being filed solely to amend an inadvertent error in the Marcum Asia CPAs LLP’s Report of Independent Registered Public Accounting Firm to correct the date of that report from March 30, 2025 to March 20, 2025. The amendments appear on pages F-3.As required by Rule 12b-15 under the Exchange Act, as amended, new certifications by our principal executive officer and principal financial officer are being filed as Exhibits 12.1, 12.2, 13.1 and 13.2 to this Amendment.This Amendment does not reflect events occurring after the filing of the Original Report and does not modify or update the disclosure therein in any way except as described above or herein. No other changes have been made to the Original Report. The filing of this Amendment should not be understood to mean that any statements contained in the Original Report, as amended by this Amendment, are true or complete as of any date subsequent to the original filing date of the Original Report.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of iTonic Holdings Ltd. (formerly Pheton Holdings Ltd) (“the Company”) as of December 31, 2025, and the related consolidated statements of operations and comprehensive loss (income), changes in shareholders’ equity, and cash flows for the year then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Fortune CPA, Inc
Auditor Location	Garden Grove, CA
Auditor Firm ID	6901
Amendment Flag	true
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	9,382,000
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	7,668,000
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102